Financial Data for Continuing Operations for Company's Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total revenues	$ 3,965,594	$ 3,818,749	$ 3,539,570
Net sales	3,721,428	3,576,767	3,268,116
Gross profit (loss)	971,940	911,738	726,920
Selling, general and administrative expenses	262,128	241,606	210,754
Earnings (Loss) from operations	700,381	677,266	494,167
Assets employed	8,992,511	7,300,905	6,957,611
Depreciation, depletion and amortization	297,162	285,253	263,587
Total property additions	438,621	540,771	364,116
Property additions through acquisitions	2,480	133,636	40,350
Building Materials Business
Segment Reporting Information [Line Items]
Total revenues	3,695,603	3,561,691	3,293,691
Net sales	3,473,357	3,338,766	3,040,608
Gross profit (loss)	875,631	830,636	652,028
Selling, general and administrative expenses	173,731	165,588	163,568
Earnings (Loss) from operations	706,571	679,492	480,373
Assets employed	7,163,442	6,905,511	6,449,375
Depreciation, depletion and amortization	270,324	259,538	240,956
Total property additions	414,934	521,397	334,639
Property additions through acquisitions	2,480	133,636	40,350
Operating Segments | Mid-America Group | Building Materials Business
Segment Reporting Information [Line Items]
Total revenues	1,053,325	1,017,098	926,251
Net sales	982,109	945,123	851,854
Gross profit (loss)	335,394	306,560	257,002
Selling, general and administrative expenses	53,937	52,712	52,227
Earnings (Loss) from operations	284,789	258,422	207,619
Assets employed	1,532,867	1,406,526	1,304,574
Depreciation, depletion and amortization	69,691	64,295	61,693
Total property additions	139,505	152,014	77,640
Property additions through acquisitions	60	1,524	4,385
Operating Segments | Southeast Group | Building Materials Business
Segment Reporting Information [Line Items]
Total revenues	362,555	321,078	304,472
Net sales	348,409	304,451	285,302
Gross profit (loss)	74,642	57,286	34,359
Selling, general and administrative expenses	17,144	17,245	18,353
Earnings (Loss) from operations	61,238	41,653	16,712
Assets employed	616,344	594,967	583,369
Depreciation, depletion and amortization	30,780	30,590	31,644
Total property additions	34,636	30,588	12,155
Operating Segments | West Group | Building Materials Business
Segment Reporting Information [Line Items]
Total revenues	2,279,723	2,223,515	2,062,968
Net sales	2,142,839	2,089,192	1,903,452
Gross profit (loss)	465,595	466,790	360,667
Selling, general and administrative expenses	102,650	95,631	92,988
Earnings (Loss) from operations	360,544	379,417	256,042
Assets employed	5,014,231	4,904,018	4,561,432
Depreciation, depletion and amortization	169,853	164,653	147,619
Total property additions	240,793	338,795	244,844
Property additions through acquisitions	2,420	132,112	35,965
Operating Segments | Magnesia Specialties
Segment Reporting Information [Line Items]
Total revenues	269,991	257,058	245,879
Net sales	248,071	238,001	227,508
Gross profit (loss)	89,399	89,603	79,057
Selling, general and administrative expenses	9,537	9,617	9,408
Earnings (Loss) from operations	79,431	79,306	69,301
Assets employed	152,257	150,969	147,795
Depreciation, depletion and amortization	10,070	10,354	9,992
Total property additions	11,129	8,944	8,916
Corporate
Segment Reporting Information [Line Items]
Gross profit (loss)	6,910	(8,501)	(4,165)
Selling, general and administrative expenses	78,860	66,401	37,778
Earnings (Loss) from operations	(85,621)	(81,532)	(55,507)
Assets employed	1,676,812	244,425	360,441
Depreciation, depletion and amortization	16,768	15,361	12,639
Total property additions	$ 12,558	$ 10,430	$ 20,561